Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
Schedule of Weighted-Average Grant Date Fair Value of the RSUs Granted	The table below shows the number of RSUs granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the RSUs granted:
	Number of RSUs		Weighted average grant date fair value per share
	2024	2023	2024	2023
As at 1 January	54,952	87,642	$10.20	$11.43
Correction of prior year error	4,330	-	-	-
As at 1 January (corrected)	59,282	-	-	-
Granted during the year	30,000	68,273	-	$3.78
Vested during the year (1)	(78,634)	(86,566)	$8.86	$10.63
Forfeited during the year	(1,100)	(14,396)	$9.37	$11.77
As at December 31	9,548	54,953	$9.52	$10.20

(1)	30,000 ordinary shares were issued in connection with the RSUs that vested during the year ended December 31, 2024 (2023: 10,000).

Schedule of Grant Date Fair Value of Employee and Director Options Granted

The range of assumptions that the Company used to determine the grant date fair value of employee and director options granted were as follows:

	Tranche 1	Tranche 2	Directors
Volatility	70.91%	70.91%	80.38%
Expected term in years	7	7	6.92
Dividend rate	0%	0%	0%
Risk-free interest rate	1.58%	1.58%	4.22%
Hurdle price	-	$18	-
Exercise price	$10.50	$10.50	$1.04
Share price	$9.42	$9.42	$1.14
Fair value of option on grant date	$6.14	$6.18	$0.87

Schedule of Weighted Average Grant Date Fair Value

The table below shows the number of options granted covering an equal number of the Company’s Class A ordinary shares and the weighted-average grant date fair value of the options granted:

	Number of options	Weighted average Grant date fair value per share
Options outstanding December 31, 2022	1,666,667	$5.21
Granted during the year	154,074	$2.87
Vested during the year	(354,074)	$4.71
Forfeited during the year	(666,667)	$6.16
Options outstanding December 31, 2023	800,000	$6.14
Granted during the year	474,684	$0.87
Vested during the year	(653,107)	$2.48
Forfeited during the year	(21,577)	$0.87
Options outstanding December 31, 2024	600,000	$6.14

As part of their compensation package, the non-executive directors that were appointed in December 2020 were granted 5,000 shares for each year of service to the Company.

	Number of shares	Weighted average Grant date fair value per share
Incentive shares outstanding December 31, 2022	5,000	$23.00
Granted	-	-
Vested	-	-
Forfeited	-	-
Incentive shares outstanding December 31, 2023	5,000	$23.00
Granted	-	-
Vested	-	-
Forfeited	-	-
Incentive shares outstanding December 31, 2024	5,000	$23.00

Schedule of Reconciliation to Statement of Profit or Loss

Reconciliation to statement of profit and loss

	2024	2023	2022
	€’000	€’000	€’000
RSUs	124	464	526
Incentive shares	3	5	21
Options	1,928	1,956	2,962
Forfeiture of options	(17)	(1,032)	-
Service warrants	151	-	-
Share-based payment expense/ (credit)	2,189	1,393	3,509